INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Income Tax Expenses

Income tax expenses comprise:

	Year ended December 31,
	2018	2019	2020
Current tax expenses	$11,868	$4,941	$29,436
Deferred tax (benefit) expenses	(151)	4,682	(1,254)
Total	$11,717	$9,623	$28,182

Schedule of Changes of Valuation Allowance

The changes of valuation allowance are as follows:

	Year ended December 31,
	2018	2019	2020
Beginning balance	$41,316	$27,062	$24,059
Reversal	(12,516)	(2,698)	(626)
Foreign exchange effect	(1,738)	(305)	1,564
Ending Balance	$27,062	$24,059	$24,997

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2018	2019	2020
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(14)%	(11)%
Effect of different reversal rate	—	5%	—
Additional tax deductions	(3)%	(3)%	(1)%
Different tax rate in other jurisdictions	5%	12%	4%
Effective tax rate	16%	25%	17%

Continuing Operations
Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities from continuing operations are as follows:

	December 31,
	2019	2020
Deferred tax assets:
Long-lived assets depreciation	$1,352	$1,665
Deferred government subsidy	—	60
Net operating loss carried forward	729	709
Sub-total	$2,081	$2,434
Valuation Allowance	(729)	(709)
Total deferred tax assets	$1,352	$1,725

Deferred tax liabilities:
Long-lived assets depreciation	$(5,227)	$(4,540)
Difference in basis of buildings	(1,141)	(646)
Total deferred tax liabilities	$(6,368)	$(5,186)
Deferred tax liabilities, net	$(6,368)	$(3,461)

Discontinued Operations
Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred income tax assets and liabilities from discontinued operations are as follows:

	December 31,
	2019	2020
Deferred tax assets:
Net operating loss carried forward	$17,881	$23,079
Government grants related to assets	99	—
Long-lived assets impairment & depreciation	4,284	72
Others	1,066	1,137
Sub-total	23,330	24,288
Valuation allowance	(23,330)	(24,288)
Total deferred tax assets	$—	$—